Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation

(a)  Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

Basis of consolidation

(b)  Basis of consolidation

The Group's consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)  Basis of consolidation (Continued)

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

Use of estimates

(c)  Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include revenue recognition, inventory provision, fair value of preferred shares, determination of share-based compensation expenses, valuation allowance for deferred tax assets, the discount rate for lease. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Beginning in January 2020, the outbreak of 2019 novel coronavirus ("COVID-19") has severely impacted China and the rest of the world. The Group’s business and operations have also been affected as a result. As a result of uncertainty and frequently changing information regarding the COVID-19 pandemic and its impact on global economic conditions, estimates may change frequently and in the near term, especially for inventory provision. Due to market conditions and consumer demand being less favourable than the Group expected as a result of the impacts of COVID-19, the Group recorded an inventory provision of RMB20,948 as of December 31, 2020.

Functional currency and foreign currency translation

(d)  Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong and Cayman Islands is United States dollar (“US$”), and in France is Euro (“EUR€”), while the functional currency of the Group’s entities in PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use foreign currency as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income (loss) in the consolidated statement of comprehensive income (loss).

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains (losses), net in the consolidated statement of operations.

Convenience translation

(e)  Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the reader and were calculated at the noon buying rate of US$ 1.00 = RMB6.5250 on December 31, 2020 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

Cash and cash equivalents

(f)  Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, and all highly liquid investments with original maturities of three months or less.

Restricted cash

(g)  Restricted cash

Restricted cash as of December 31, 2020 primarily represents bank balance of RMB5,715 which is restricted for settlement of certain liabilities. The Group did not have any restricted cash as of December 31, 2019.

Short-term investments

(h)  Short-term investments

For short-term investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of operations.

Accounts receivable

(i)  Accounts receivable

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The accounts receivable mainly include receivables from platform distributor customers as well as receivables from independent payment channels or payment channel functions operated by platforms, who collect from end customers on behalf of the Group before the Group’s delivery of products (“Payment Channels”). The receivable from platform distributor customers is settled in accordance with credit terms mutually agreed. The receivable from Payment Channels is settled upon pre-agreed days after the Group delivers products to end customers, or when customers confirm their receipts of products, whichever is earlier.

The allowance for doubtful accounts reflects the Group’s best estimate of expected losses. Before January 1, 2020, the Group determines the allowance for doubtful accounts based on an assessment of historical collection activity, the current business environment and forecasts that may affect the customers' ability to pay. From January 1, 2020, the Group determines the expected credit loss provisions based on ASC Topic 326, detailed as Note 2(j).

Expected credit losses

(j)  Expected credit losses

The Group adopted the accounting standards update of ASC Topic 326 and several associated ASUs related to the measurement of credit losses on January 1, 2020 using a modified retrospective approach, which did not have a material impact on retained earnings (accumulated deficit).

The Group’s accounts receivable and other receivables classified as other current assets and other non-current assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The Group’s accounts receivable primarily include (i) receivables from the e-commerce platform distributors who sell products to their end customers on prepayment term and therefore are subject to limited credit loss risk from their customers, and (ii) receivables from Payment Channels who collect from the Group’s end customers on behalf of the Group before the delivery of products. Based on such industry practice and considering no significant bad debt expense incurred historically, the Group expected no significant credit losses will be incurred for accounts receivable.

For the year ended December 31, 2020, the Group recorded RMB2,643 expected credit loss expense in general and administrative expenses for other receivables.

No allowance was made for the accounts receivable and other receivables for the year ended December 31, 2018 and 2019.

Inventories, net

(k)  Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Provisions are made for excessive, slow moving, expired and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, inventory aging, expiration date, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The provision is equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory provision may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously provided for are eventually sold.

Property and equipment, net
(l)	Property and equipment, net

Property and equipment is carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives.

Category	Estimated useful lives
Machinery	3 years
Electronic equipment	3 years
Office furniture and equipment	3 years
Vehicles	4 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. The Group recognizes the gain or loss on the disposal of property and equipment in the consolidated statements of operations.

Construction in progress represents direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use. The costs of construction in progress are transferred to specific property and equipment accounts and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets, net
(m)	Intangible assets, net

Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets.

The estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Trademarks	9-15 years
Software	5 years

Goodwill
(n)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the identifiable assets acquired and the liabilities assumed of an acquired business.

Goodwill assessment for impairment is performed on at least an annual basis as of December 31 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Prior to the adoption of ASU No. 2017-04, the Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the fair value of each reporting unit.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment by removing Step 2. An entity will, therefore, perform the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognizing an impairment charge for the amount by which the carrying amount exceeds the fair value, not to exceed the total amount of goodwill allocated to the reporting unit. An entity still has the option to perform a qualitative assessment to determine if the quantitative impairment test is necessary. The initial impact of applying ASU 2017-04 on consolidated financial statements has no impact to the retained earnings (accumulated deficit) as of January 1, 2020.

Investments

No impairment provision was made for the years ended December 31, 2018, 2019 and 2020.

(o)	Investments
1)	Equity investments accounted for using the equity method

The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or losses of the investee after the date of investment.

2)	Equity investments without readily determinable fair values

The Group elected to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes, and will report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

The Group monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Impairment of long-lived assets
(p)	Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Leases
(q)	Leases

In February 2016, the FASB issued ASC 842, Leases, to require lessees to recognize all leases, with certain exceptions, on the balance sheet, while recognition on the operations will remain similar to lease accounting under ASC 840. Subsequently, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, ASU No. 2018-11, Targeted Improvements, ASU No. 2018-20, Narrow-Scope Improvements for Lessors, and ASU 2019-01, Codification Improvements, to clarify and amend the guidance in ASU No. 2016-02.

As a lessee

Operating lease

The Group early adopted the ASUs as of January 1, 2018 using the modified retrospective approach. The adoption impact was immaterial. Upon adoption, the Group elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to carry forward the historical determination of contracts as leases, lease classification and not reassess initial direct costs for historical lease arrangements. In addition, the Group also elected the practical expedient to apply consistently to all of the Group’s leases to use hindsight in determining the lease term (that is, when considering lessee options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of the Group’s right-of-use assets.

The Group includes a right-of-use asset and lease liability related to substantially all of the Group’s lease arrangements in the consolidated balance sheets. All of the Group’s leases are operating leases. Operating lease assets are included within right-of-use assets, and the corresponding lease liabilities are included in either current or long-term liabilities.

The Group has elected not to present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise. The Group recognizes lease expenses for such short-term lease generally on a straight-line basis over the lease term. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of the Group’s leases do not provide an implicit rate of return, the Group uses the Group’s incremental borrowing rate based on the information available at adoption date or lease commencement date in determining the present value of lease payments.

Mezzanine equity
(r)	Mezzanine equity

Mezzanine equity represents the preferred shares issued by the Company. The preferred shares are redeemable at the holders’ option any time after a certain date and are contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. Therefore, the Group classifies all of the preferred shares as mezzanine equity (Note 18).

In accordance with ASC 480-10, the mezzanine equity is initially measured based on its fair value at date of issuance. The preferred shares can be converted either voluntarily before a qualified initial public offering (“Qualified IPO”, referring to a public offering of ordinary shares of the Company registered under the Securities Act and with an implied pre-money valuation of US$5,000,000 or more) or automatically upon a Qualified IPO. The Company accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date of the instrument using the interest method.

According to ASC 480-10-S99-2, where fair value at date of issuance is less than the mandatory redemption amount, the carrying amount is to be increased by periodic accretions, using the interest method, so that the carrying amount will equal the mandatory redemption amount at the mandatory redemption date. Each increase in carrying amount is to be recorded as charges against retained earnings or, in the absence of retained earnings, as charges against additional paid-in capital until additional paid-in capital is reduced to zero.

Revenue recognition
(s)	Revenue recognition

The Group adopted ASC 606 for all periods presented. According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customer in an amount that reflects the consideration the Group expects to receive in exchange for those goods or services, after considering estimated sales return allowances, price concessions, discount and value added tax (“VAT”). Consistent with the criteria of Topic 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenues are primarily derived from (i) sales of the Group’s products to third party platform distributor customers who then sell to end customers and (ii) sales of the Group’s products to end customers directly through the Group’s online stores run on third party e-commerce platforms and through offline stores operated by the Group. Refer to Note 15 to the consolidated financial statements for disaggregation of the Group's revenues for the years ended December 31, 2018, 2019 and 2020.

The Group enters into two types of agreements with third party e-commerce platforms:

1)	Distribution Agreements

Under the distribution agreements, the platform distributor customers purchase products from the Group and sell to end customers under the platform distributor customer’s name. According to the agreements, the platform distributor customers take control of the products and are entitled to rights of return and price protection. After taking control of the products, the platform distributor customer is responsible for selling and fulfilling all obligations in its sales contracts with end customers, including delivering the products and providing customer support. Under the distribution agreement, the Group has a sale contract with the platform distributor customer and has no sales contract with the end customers. Based on these indicators, the Group determined the e-commerce platform distributors (as opposed to the end customers) as its customers according to ASC 606-10-55-39.

2)	Platform Service Agreements

Under the platform service agreements, the Group sets up online stores on the platforms to sell the Group’s product to end customers. The platforms provide services to support the operations of the online store including processing sales orders and collecting from end customers. The platforms charge the Group service fees based on the Group’s sales through the online stores. The Group enters sale contracts directly with the end customers. The platforms do not take control of the goods and do not include sales contracts with end customers. The Group is responsible for selling and fulfilling all obligations according to its sales contracts with end customers, including delivering products and providing customer support. Accordingly, the Group determined the end customers (as opposed to the platforms) as its customers according to ASC 606-10-55-39. The sales contracts with end customers normally include a customer’s right to return products within 7 days after receipt of goods.

The Group identifies its performance obligation to both e-commerce platform distributor customers and end customers as to transfer the control of the products ordered to the customers. Contracts with customers may include multiple performance obligations if there is a need to separate one order into multiple deliveries. In those scenarios, transaction price will be allocated to different performance obligations based on relative standalone selling prices.

The Group recognizes revenue from sales to e-commerce platform distributors upon delivery of the products to e-commerce platform distributors’ warehouses in an amount equal to the contract sales prices less estimated sales allowances for sales returns, rebates and price protection. The Group recognizes revenues from sales to end customers upon delivery of the product to end customers in an amount equal to the contract sales prices less estimated sales allowances for sales returns and sales incentives. Estimated sales allowances for sales returns, rebates, incentives and price protection are made based on contract terms and historical patterns. The estimated sales allowances for sales returns, rebates, incentives and price protection at December 31, 2018, 2019 and 2020 were RMB1,661,RMB5,591 and RMB6,605, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(s)	Revenue recognition (Continued)

Accounts receivable balances

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Group has transferred products to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. No contract asset was recorded as at December 31, 2019 and 2020.

Sales to e-commerce platform distributor customers are on credit terms, and receivables are recorded upon recognizing revenues. Sales through online stores on platforms are paid by the end customers to Payment Channels before the Group delivers the products. Payment Channels settle with the Group based upon pre-agreed days after the Group delivers products to end customers, or when the end customers confirm their receipts of products, whichever is earlier.

As of December 31, 2019 and 2020, accounts receivables were RMB265,302 and RMB419,317, respectively. No expected credit loss provision was provided for the periods presented.

A contract liability is recorded when the Group’s obligation to transfer goods to a customer has not yet occurred but for which the Group has received consideration from the customer. The Group presents such amounts as advances from customers on the consolidated balance sheets.

As of December 31, 2019 and 2020, advances from customers were RMB3,177 and RMB6,228, respectively. All contract liability balances at the beginning of the years were recognized as revenue in the following years due to generally short-term duration of contracts.

During the years ended December 31, 2018, 2019 and 2020, the Group did not have any revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods.

Practical Expedients

The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.

Payment terms with platform distributor customers and Payment Channels generally require settlement within one year or less. The Group has determined that its contracts generally do not include a significant financing component.

The Group generally expenses sales commissions when incurred because the amortization period is one year or less. These costs are recorded within selling and marketing expenses.

Cost of revenues
(t)	Cost of revenues
Cost of revenues consists primarily of material costs, consignment manufacturing cost and related costs that are directly attributable to the production of products.
Fulfilment expenses
(u)	Fulfilment expenses

Fulfilment expenses primarily represent expenses incurred for warehousing, shipping and delivering products to customers, mainly including rental and personnel costs for warehouses as well as third party shipping costs.

Selling, marketing, general and administrative expenses
(v)	Selling and marketing expenses

Selling and marketing expenses primarily consist of (i) advertising and marketing promotion expenses, (ii) platform commission, (iii) personnel costs for sales and marketing staff, (iv) rental, depreciation expenses, personnel and other costs for offline experience stores and (v) share-based compensation expenses. For the years ended December 31, 2018, 2019 and 2020, advertising and marketing promotion expenses totalled to RMB256,097, RMB879,632 and RMB2,215,074, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(x)	General and administrative expenses

General and administrative expenses consist of personnel costs including share-based compensation expenses and other expenses which are related to the general corporate functions, including accounting, finance, tax, legal and human relations, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Research and development expenses
(w)	Research and development expenses

Research and development expenses primarily consist of personnel costs for research and development staff, general expenses and depreciation expenses associated with research and development activities.

Employee social security and welfare benefits
(y)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue and pay the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees, and the Group’s obligations are limited to the amounts contributed with no legal obligation beyond the contributions made. Employee social security and welfare benefits, as part of the personnel costs, included as expenses in the accompanying consolidated statement of operations amounted to RMB2,993, RMB21,495 and RMB41,719 for the years ended December 31, 2018, 2019 and 2020, respectively.

Share-based compensation
(z)	Share-based compensation

The Group grants restricted shares to the founders and share options to its management and other key employees (collectively, “Share-based Awards”). Such compensation is accounted for in accordance with ASC 718, Compensation—Stock Compensation. Share-based Awards with service conditions only are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method, net of estimated forfeitures, if any, over the requisite service period. Share-based Awards that are subject to both service conditions and the occurrence of an initial public offering ("IPO") as performance condition, are measured at the grant date fair value. Cumulative share-based compensation expenses for the awards that have satisfied the service condition, amounting to RMB232,431, were recorded upon the completion of the IPO, using the graded-vesting method.

The fair value of the restricted shares was assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment requires complex and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. The fair value of share options is estimated on the grant date using the Binomial option pricing model. The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive these awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Group for accounting purposes.

Income taxes
(aa)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in consolidated statement of operations in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(aa)	Income taxes (Continued)

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance also applies to the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its consolidated statement of operations. There were no interest and penalties associated with uncertain tax positions for the years ended December 31, 2018, 2019 and 2020. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.

Comprehensive income (loss)
(ab)	Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of comprehensive income, and other comprehensive income (loss) includes foreign currency translation adjustments.

Statutory reserves
(ac)	Statutory reserves

The Company's subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company's subsidiaries registered as wholly-owned foreign enterprises are required to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC ("PRC GAAP")) to reserve funds including a general reserve fund, an enterprise expansion fund and a staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company's discretion.

In addition, in accordance with the PRC Company Laws, the Group's VIEs registered as Chinese domestic companies must make appropriations from annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the Company.

The uses of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves is allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can the reserves be distributed except under liquidation.

For the years ended December 31, 2018, 2019 and 2020, the profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was nil, RMB19,322 and RMB729, respectively. No appropriation to other reserve funds was made for any of the periods presented.

Income (loss) per share
(ad)	Income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders, considering the accretion of redemption feature related to the Company’s preferred shares (Note 18), by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under this method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of preferred shares, using the if-converted method, and shares issuable upon the exercise of share options and the vesting of restricted shares using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted income (loss) per share calculation when inclusion of such share would be anti-dilutive.

Related parties
(ae)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Recent accounting pronouncements
(af)	Recent accounting pronouncements

Impact of newly adopted accounting pronouncement

In June 2016, the FASB issued ASU No. 2016-13 (ASU 2016-13), “Financial Instruments—Credit Losses”, which introduces new guidance for credit losses on instruments within its scope. The Group adopted this ASC Topic 326 and several associated ASUs on January 1, 2020 using a modified retrospective approach as detailed in Note 2(j).

In August 2018, the FASB issued ASU No. 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract. The ASU aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The ASU is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. Adoption of the ASU is either retrospective or prospective. The Group adopted the ASU on January 1, 2020, which did not have a material impact on the consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Group plans to adopt the ASU prospectively on January 1, 2021. The ASU is currently not expected to have a material impact on the consolidated financial statements.

In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force). The amendments in this update clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The ASU is currently not expected to have a material impact on the Company’s consolidated financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(af)	Recent accounting pronouncements (Continued)

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. The amendments in this update provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The ASU is currently not expected to have a material impact on the Company’s consolidated financial statements.